Transactions with Related Parties (Altair and Steamship) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties, current	$ 10,171		$ 9,663
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,288	$ 1,311
Due to related parties, current	219		62
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,950	1,950
Due to related parties, current	0		$ 697
Commission paid	$ 195	$ 226